Document And Entity Information	Jan. 30, 2020
Document Information [Line Items]
Entity, Registrant Name	MDC HOLDINGS INC
Document, Type	8-K
Document, Period End Date	Jan. 30, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-8951
Entity, Tax Identification Number	84-0622967
Entity, Address, Address Line One	4350 South Monaco Street
Entity, Address, Address Line Two	Suite 500
Entity, Address, City or Town	Denver
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	773-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000773141
CommonStock01ParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	552676108
Security Exchange Name	NYSE
SeniorNotesDueFebruary20205 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	5⅝% Senior Notes due February 2020
Trading Symbol	552676AP3
Security Exchange Name	NYSE
SeniorNotesDueJanuary20436 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	6% Senior Notes due January 2043
Trading Symbol	552676AQ1
Security Exchange Name	NYSE